Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Future Minimum Lease Payments	As of December 31, 2011, future minimum lease payments were as follows (in thousands):
2012	$5,652
2013	4,769
2014	4,598
2015	4,455
2016	2,950
Thereafter	9,053
$31,477